Summary of Significant Accounting Policies - Cumulative Effect of the Revenue Accounting Changes to Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current assets
Accounts Receivables	$ 228,448		$ 198,273
Current liabilities
Deferred Revenue	8,229		30,113
SHAREHOLDERS' EQUITY
Accumulated losses	$ (305,600)		$ (367,616)
Accounting Standards Update 2014-09 [member]
Current assets
Accounts Receivables		$ 213,680
Current liabilities
Deferred Revenue		2,658
SHAREHOLDERS' EQUITY
Accumulated losses		(324,754)
Accounting Standards Update 2014-09 [member] | Adjustments [member]
Current assets
Accounts Receivables		15,407
Current liabilities
Deferred Revenue		(27,455)
SHAREHOLDERS' EQUITY
Accumulated losses		$ 42,862